Segmented information - Information on Operations by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 598,626	$ 627,871	$ 1,335,726	$ 1,406,498
United States
Segment Reporting Information [Line Items]
Revenue	467,747	503,777	1,069,326	1,144,201
Canada
Segment Reporting Information [Line Items]
Revenue	37,391	37,788	87,886	90,916
Other regions
Segment Reporting Information [Line Items]
Revenue	$ 93,488	$ 86,306	$ 178,514	$ 171,381